Stock Warrants (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Placement Agent Warrants [Member]
Stock Warrants [Line Items]
Exercise of warrants	$ 26,000
Pre-Funded Warrants [Member]
Stock Warrants [Line Items]
Exercise of warrants	$ 10,000